Other Accounts Payable	12 Months Ended
Dec. 31, 2019
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE

NOTE 13:- OTHER ACCOUNTS PAYABLE

Other accounts payable are comprised of the following as of the below dates:

	December 31,
	2019	2018
Government institutions	$35,775	$29,485
Accrued royalties to the IIA (see Note 20e)	223	843
Accrued expenses and other current liabilities	27,174	23,462
Total	$63,172	$53,790